Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments
The future minimum rent payments under non-cancelable leases, due in each of the next five years and thereafter as of December 31, 2016, were as follows:

	Operating Leases	Capital Leases	Non-Recourse Capital Leases
Year	(in millions)
2017	$175	$4	$14
2018	157	4	23
2019	147	4	23
2020	142	4	24
2021	133	5	24
Thereafter	863	34	174
Total minimum rent payments	$1,617	55	282
Less: amount representing interest		(19)	(91)
Present value of net minimum rent payments		$36	$191

Schedule of Rent Expense	Rent expense for all operating leases was as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Minimum rentals	$224	$244	$247
Contingent rentals	98	104	127
	$322	$348	$374